CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	May 31, 2021
Short-term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 1,321,450
Amortization of Debt Issuance Costs	$ 70,647
Volatility Risk	88.98%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.86%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Notes and Accured Interest could be converted into Common Stock	2,354,653
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Convertible Notes Payable			$ 4,250,000